Equity dividends (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Declared during the financial period:
Final dividend for the year ended 31 March 2021: 4.50 eurocents per share (2020: 4.50 eurocents per share, 2019: 4.16 eurocents per share)	€ 1,254	€ 1,205	€ 1,112
Interim dividend for the year ended 31 March 2022: 4.50 eurocents per share (2021: 4.50 eurocents per share, 2020: 4.50 eurocents per share)	1,229	1,207	1,205
Total dividends declared and paid during the financial year	€ 2,483	€ 2,412	€ 2,317
Proposed after the end of the reporting period and not recognised as a liability:
Dividends per share, proposed after the end of the year and not recognised as a liability	€ 0.0450	€ 0.0450	€ 0.0450
Final dividend for the year ended 31 March 2022: 4.50 eurocents per share (2021: 4.50 eurocents per share, 2020: 4.50 eurocents per share)	€ 1,265	€ 1,260	€ 1,205
Final dividends
Declared during the financial period:
Dividends per share, declared and paid during the financial year	€ 0.0450	€ 0.0450	€ 0.0416
Interim dividends
Declared during the financial period:
Dividends per share, declared and paid during the financial year	€ 0.0450	€ 0.0450	€ 0.0450